EVENTS SUBSEQUENT TO THE REPORTING PERIOD (Details Narrative) $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 01, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 shares	Aug. 12, 2026 shares	Aug. 11, 2026 shares	Jul. 30, 2026 shares
IfrsStatementLineItems [Line Items]
Number of repurchase of shares		919,229
Repurchase of shares value | $		$ 5,820
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		930,000
Number of shares issued	230,000		1,545,000
Nonadjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of repurchase of shares	147,312
Repurchase of shares value | $	$ 880
Treasury shares cancelled						1,066,541
Number of shares issued by emplayees	18,000
Number of shares issued				44,026,467	45,075,008
Number of shares outstanding				44,026,467	45,075,008